Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Balance at beginning of year	$ 22,221	$ 25,916
Revenue recognized during the year	(35,901)	(33,372)
Deferred revenues acquired	321
Deferred revenue relating to new sales	37,536	29,677
Balance at end of year	$ 24,177	$ 22,221